Subsequent Events (Details Textual) (USD $)	9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Oct. 30, 2012
Proceeds from sale of equity	$ 2,267,737	$ 0	$ 0	$ 4,025,438	$ 10,923,469	$ 13,191,206
Product Developement Cost Payable Percentage							50.00%
Estimatedproductdevelopementcostamountpayable							137,000
Useofresearchanddevelopmentmachineperiodicpayment	3,500					3,500
Issuance Of Equity [Member]
Range of price per share	$ 1.00		$ 1.00		$ 1.00	$ 1.00
Subscription Value Of Shares	5,000,000		5,000,000		5,000,000	5,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.20%		10.20%		10.20%	10.20%
Proceeds from sale of equity			750,000
Stockholder [Member]
Proceeds from Loans			$ 1,545,000